Discontinued operations and assets and liabilities of disposal groups - Assets and liabilities of disposal groups (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets of disposal groups
Loans to customers - amortised cost	£ 373,885	£ 366,340
Other assets	8,748	9,176
Total assets	702,601	720,053
Total assets of disposal groups	4,575	6,861
Liabilities of disposal groups
Other liabilities	4,913	5,346
Total liabilities	667,803	683,557
Discontinued operations
Assets of disposal groups
Loans to customers - amortised cost	549	1,458
Other financial assets - loans to customers	4,025	5,397
Other assets	1	6
Total assets	4,575	6,861
Liabilities of disposal groups
Other liabilities	5	15
Total liabilities	5	15
Net assets of disposal groups	£ 4,570	£ 6,846